Morgan Stanley U.S. Government Securities Trust

Portfolio of Investments • March 31, 2019 (unaudited)

PRINCIPAL AMOUNT (000)		COUPON RATE	MATURITY DATE	VALUE
	Agency Adjustable Rate Mortgages (0.8%)
	Federal Home Loan Mortgage Corporation,
	Conventional Pools:
$1,611	12 Month USD LIBOR + 1.815%	4.425%	06/01/43	$1,676,346
248	12 Month USD LIBOR + 1.727%	4.517	11/01/36	260,335
414	12 Month USD LIBOR + 1.905%	4.732	10/01/36	437,659
670	Federal National Mortgage Association, Conventional Pool:, 12 Month USD LIBOR + 1.57%	2.159	05/01/44	694,082
	Total Agency Adjustable Rate Mortgages (Cost $3,080,341)			3,068,422

	Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (1.2%)
2,614	Amal Ltd. (Cayman Islands)	3.465	08/21/21	2,634,429
2,044	Safina Ltd. (Cayman Islands)	2.00	12/30/23	2,011,186
	Total Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed) (Cost $4,657,491)			4,645,615

	Agency Bond - Finance (U.S. Government Guaranteed) (0.4%)
1,437	Washington Aircraft 1 Co., DAC (Ireland) (Cost $1,437,322)	2.637	09/15/26	1,440,941

	Agency Bonds - Sovereign (U.S. Government Guaranteed) (5.0%)
14,175	Israel Government AID Bond (Israel)	5.50	09/18/23	16,077,931
3,203	Petroleos Mexicanos (Mexico)	2.46	12/15/25	3,189,604
	Total Agency Bonds - Sovereign (U.S. Government Guaranteed) (Cost $18,779,408)			19,267,535

	Agency Fixed Rate Mortgages (39.2%)
	Federal Home Loan Mortgage Corporation
550		3.50	04/01/49	551,719
	April TBA:
2,320	(a)	4.00	04/01/49	2,388,286
	Gold Pools:
4,435		3.00	03/01/47	4,421,349
9,474		3.50	08/01/42–06/01/45	9,671,191
5,417		4.00	12/01/41–10/01/45	5,609,001
852		5.00	01/01/40	922,905
1,040		5.50	11/01/39	1,131,590
162		6.50	03/01/29–09/01/32	180,199
258		7.50	05/01/35	298,046
169		8.00	08/01/32	198,675
172		8.50	08/01/31	205,266
	Federal National Mortgage Association
500		3.50	04/01/49	502,300
	April TBA:
4,870	(a)	3.00	04/01/34	4,915,166
14,050	(a)	3.50	04/01/49	14,241,532
1,170	(a)	4.50	04/01/49	1,219,199
	Conventional Pools:
12,731		3.00	06/01/40–06/01/47	12,709,840
22,093		3.50	12/01/42–05/01/48	22,523,689
27,809		4.00	11/01/41–09/01/48	28,844,316
11,464		4.50	01/01/25–09/01/48	12,099,063
3,164		5.00	05/01/35–02/01/41	3,415,818
844		5.119	03/01/38	904,950
2,725		5.50	03/01/35–10/01/35	2,998,863
46		6.50	06/01/29–02/01/33	49,811
1		7.00	05/01/31	1,022
428		7.50	08/01/37	506,270

333		8.00		04/01/33	394,450
341		8.50		10/01/32	412,720
	Government National Mortgage Association
1,200		4.50		04/20/49	1,236,563
	April TBA:
2,380	(a)	3.50		04/20/49	2,431,644
	Various Pools:
6,590		3.50		08/20/45–07/20/46	6,741,670
3,727		4.00		11/20/42–07/15/44	3,878,647
1,497		5.00		01/20/40–02/20/49	1,574,401
77		5.125		11/20/37	79,689
647		5.25		04/20/36–09/20/39	691,629
1,041		5.375		02/20/36–08/20/40	1,110,351
1,594		6.00		02/15/28–09/20/34	1,746,045
		6.50		04/15/19	329
104		7.00		03/20/26–07/20/29	119,399
603		8.00		11/15/21–08/15/31	621,202
639		8.50		07/15/30	697,424
85		9.00		09/15/19–02/15/25	89,089
45		9.50		05/15/19–12/15/20	50,269
25		10.00		05/15/19–11/15/20	29,279
	Total Agency Fixed Rate Mortgages (Cost $153,675,500)				152,414,866

	Asset-Backed Securities (5.4%)
2,679	American Homes 4 Rent Trust (b)	3.732		10/17/52	2,754,789
6,665	Ford Credit Auto Owner Trust (b)	2.26		11/15/25	6,661,776
1,485	Invitation Homes Trust, 1 Month USD LIBOR + 1.00% (b)	3.482	(c)	07/17/37	1,484,762
1,246	New Residential Mortgage Loan Trust (b)	4.00	(c)	08/27/57	1,269,332
686	North Carolina State Education Assistance Authority, 3 Month USD LIBOR + 0.80%	3.571	(c)	07/25/25	687,688
55	Panhandle-Plains Higher Education Authority, Inc., 3 Month USD LIBOR + 0.95%	3.747	(c)	07/01/24	54,688
1,778	SBA Small Business Investment Cos.	2.245		09/10/22	1,771,150
	United States Small Business Administration
1,886		2.42		06/01/32	1,849,939
4,311		2.67		04/01/32	4,326,568
	Total Asset-Backed Securities (Cost $20,813,651)				20,860,692

	Collateralized Mortgage Obligations - Agency Collateral Series (10.3%)
	Federal Home Loan Mortgage Corporation
10,125		2.373		05/25/22	10,083,126
4,700		2.682		10/25/22	4,721,678
5,595		2.789		01/25/22	5,624,431
4,000		3.32	(c)	02/25/23	4,111,662
3,429		3.527	(c)	10/25/23	3,560,449
3,200		3.69		01/25/29	3,396,571
2,760		3.90	(c)	08/25/28	2,977,596
	IO
32,856		0.327	(c)	11/25/27	852,318
20,447		0.436	(c)	08/25/27	656,414
	IO REMIC
4,243	6.00% - 1 Month USD LIBOR	3.516	(c)	11/15/43	599,219
2,917	6.05% - 1 Month USD LIBOR	3.566	(c)	04/15/39	169,169
	Federal National Mortgage Association
1,166		3.763		06/25/21	1,189,026
	IO
8,093	6.39% - 1 Month USD LIBOR	3.905	(c)	09/25/20	238,747
	IO REMIC
10,395		3.50		02/25/39	743,114
6,895	6.55% - 1 Month USD LIBOR	4.065	(c)	08/25/41	909,778
	Government National Mortgage Association,
	IO

2,892		3.618		07/16/33	55,992
655		5.00		02/16/41	147,541
	Total Collateralized Mortgage Obligations - Agency Collateral Series (Cost $38,343,082)				40,036,831

	Commercial Mortgage-Backed Securities (2.7%)
600	CAMB Commercial Mortgage Trust, 1 Month USD LIBOR + 1.07% (b)	3.554	(c)	12/15/37	601,968
	Citigroup Commercial Mortgage Trust,
	IO
5,728		0.869	(c)	11/10/48	223,845
14,478		0.935	(c)	09/10/58	663,840
8,625		1.047	(c)	11/10/46	352,132
8,063	COMM Mortgage Trust, IO	1.161	(c)	08/10/46	307,709
24,214	Commercial Mortgage Pass-Through Certificates, IO	0.624	(c)	02/10/47	609,168
600	DBUBS Mortgage Trust (b)	3.452		10/10/34	613,379
	GS Mortgage Securities Trust,
	IO
9,526		1.043	(c)	11/10/46	386,049
16,882		1.064	(c)	04/10/47	625,149
15,629		1.333	(c)	10/10/48	1,002,443
9,171	JP Morgan Chase Commercial Mortgage Securities Trust, IO	0.749	(c)	12/15/49	330,419
	JPMBB Commercial Mortgage Securities Trust,
	IO
24,100		0.772	(c)	01/15/47	720,893
5,402		1.087	(c)	11/15/45	220,805
1,400	Mortgage Trust, 1 Month USD LIBOR + 1.20% (b)	3.684	(c)	11/15/35	1,406,257
1,300	SG Commercial Mortgage Securities Trust (b)	4.163		02/15/41	1,377,350
	WFRBS Commercial Mortgage Trust,
	IO
15,085		0.444	(c)	08/15/46	240,850
12,067		0.863	(c)	03/15/46	341,510
15,098		1.124	(c)	12/15/46	657,267
	Total Commercial Mortgage-Backed Securities (Cost $9,792,952)				10,681,033

	Mortgages - Other (13.0%)
1,353	Cascade Funding Mortgage Trust	4.00		10/25/68	1,374,958
1,490	CIM Trust (b)	3.00	(c)	04/25/57	1,485,388
	Federal Home Loan Mortgage Corporation
6,143		3.00		09/25/45–05/25/47	6,053,438
5,904		3.50		05/25/45–05/25/47	5,938,779
661	1 Month USD LIBOR + 1.20%	3.686	(c)	10/25/29	665,005
285		4.00		05/25/45	289,252
1,148	1 Month USD LIBOR + 1.85%	4.336	(c)	10/25/27	1,160,556
463	1 Month USD LIBOR + 2.00%	4.486	(c)	12/25/28	466,425
252	1 Month USD LIBOR + 2.20%	4.686	(c)	10/25/28	253,261
858	1 Month USD LIBOR + 2.75%	5.236	(c)	09/25/28	870,835
318	1 Month USD LIBOR + 2.80%	5.286	(c)	05/25/28	324,815
777	1 Month USD LIBOR + 2.90%	5.386	(c)	07/25/28	790,635
1,069	Federal National Mortgage Association	3.786	(c)	04/25/29- 05/25/29	1,073,089
1,962	Galton Funding Mortgage Trust (b)	4.00	(c)	11/25/57- 02/25/59	1,986,605
	New Residential Mortgage Loan Trust
2,725	(b)	3.75	(c)	11/26/35–08/25/55	2,764,251
2,862	(b)	4.00	(c)	02/25/57–09/25/57	2,915,879
675	Paragon Mortgages No 12 PLC, 3 Month USD LIBOR + 0.22% (United Kingdom) (b)	2.904	(c)	11/15/38	633,199
	Seasoned Credit Risk Transfer Trust
9,960		3.00		07/25/56–07/25/58	9,754,827
8,028		3.50		06/25/57–07/25/58	8,048,642
3,761		4.50		06/25/57	3,899,954
	Total Mortgages - Other (Cost $50,515,848)				50,749,793

	Municipal Bonds (12.1%)
3,615	Bay Area Toll Authority	6.263	04/01/49	5,134,728
3,875	City of New York, NY, Series G-1	5.968	03/01/36	4,900,712
3,060	City of San Francisco, CA, Public Utilities Commission Water Revenue	6.00	11/01/40	3,880,080
5,980	Los Angeles Unified School District	5.75	07/01/34	7,335,875
1,450	Metropolitan Transportation Authority	6.668	11/15/39	1,952,041
6,245	Missouri Highway & Transportation Commission	5.445	05/01/33	7,392,263
1,749	Municipal Electric Authority of Georgia, GA	6.637	04/01/57	1,907,166
1,360	New Jersey Transportation Trust Fund Authority	6.561	12/15/40	1,754,522
3,625	New York City Transitional Finance Authority Future Tax Secured Revenue, NY, Transitional Finance Authority Future Tax Secured Revenue	5.267	05/01/27	4,104,519
3,000	New York State Dormitory Authority	5.628	03/15/39	3,598,335
2,575	State of Oregon Department of Transportation	5.834	11/15/34	3,303,107
1,580	State of Washington	5.481	08/01/39	1,939,380
	Total Municipal Bonds (Cost $38,965,103)			47,202,728

	U.S. Agency Securities (9.0%)
2,175	Federal Home Loan Bank	3.25	11/16/28	2,290,986
	Private Export Funding Corp.
5,300		1.45	08/15/19	5,279,184
6,960		4.30	12/15/21	7,278,094
	Tennessee Valley Authority
6,935		5.25	09/15/39	8,940,536
8,085		7.125	05/01/30	11,368,766
	Total U.S. Agency Securities (Cost $31,785,860)			35,157,566

	Short-Term Investments (9.1%)
	U.S. Treasury Securities (4.7%)
2,370	U.S. Treasury Bill (d)(e)	2.494	08/22/19	2,347,677
16,000	U.S. Treasury Notes	1.00	06/30/19- 08/31/19	15,912,031
	Total U.S. Treasury Securities (Cost $18,256,460)			18,259,708

NUMBER OF SHARES (000)
	Investment Company (4.4%)
16,994	Morgan Stanley Institutional Liquidity Funds - Government Portfolio - Institutional Class (f) (Cost $16,994,195)			16,994,195
	Total Short-Term Investments (Cost $35,250,655)			35,253,903

	Total Investments (Cost $407,097,213) (g)(h)(i)		108.2%	420,779,925
	Liabilities in Excess of Other Assets		(8.2)	(31,773,213)
	Net Assets		100.0%	$389,006,712

AID	Agency for International Development.
IO	Interest Only.
LIBOR	London Interbank Offered Rate.
REMIC	Real Estate Mortgage Investment Conduit.
TBA	To Be Announced.
(a)	Security is subject to delayed delivery.
(b)	144A security — Certain conditions for public sale may exist. Unless otherwise noted, these securities are deemed to be liquid.
(c)

Floating or variable rate securities: The rates disclosed are as of March 31, 2019. For securities based on a published reference rate and spread, the reference rate and spread are indicated in the description in the Portfolio of Investments. Certain variable rate securities may not be based on a published reference rate and spread but are determined by the issuer or agent and are based on current market conditions. These securities do not indicate a reference rate and spread in their description in the Portfolio of Investments.

(d)	Rate shown is the yield to maturity at March 31, 2019.
(e)	All or a portion of the security was pledged to cover margin requirements for futures contracts.
(f)

The Fund invests in the Institutional Class of the Morgan Stanley Institutional Liquidity Funds - Government Portfolio - (the “Liquidity Funds”), an open-end management investment company managed by the Adviser. Advisory fees paid by the Fund are reduced by an amount equal to its pro-rata share of the advisory and administration fees paid by the Fund due to its investment in the Liquidity Funds. For the three months ended March 31, 2019, advisory fees paid were reduced by $2,306 relating to the Fund’s investment in the Liquidity Funds.

(g)	Securities are available for collateral in connection with securities purchased on a forward commitment basis, open futures contracts.
(h)

The Fund is permitted to purchase and sell securities (“cross-trade”) from and to other Morgan Stanley Funds as well as other funds and client accounts for which the Adviser or an affiliate of the Adviser serves as investment adviser, pursuant to procedures approved by the Trustees in compliance with Rule 17a-7 under the Act (the “Rule”). Each cross-trade is executed at the current market price in compliance with provisions of the Rule. For the three months ended March 31, 2019, the Fund did not engage in any cross-trade transactions.

(i)

At March 31, 2019, the aggregate cost for federal income tax purposes approximates the aggregate cost for book purposes. The aggregate gross unrealized appreciation is $17,701,330 and the aggregate gross unrealized depreciation is $3,824,300, resulting in net unrealized appreciation of $13,877,030.

Futures Contracts:

The Fund had the following futures contracts open at March 31, 2019:

	Number of Contracts	Expiration Date	Notional Amount (000)	Value	Unrealized Appreciation (Depreciation)
Long:
U.S. Treasury 5 yr. Note	224	Jun-19	22,400	$25,945,500	$227,085
U.S. Treasury Ultra Bond	43	Jun-19	4,300	7,224,000	249,342
U.S. Treasury 30 yr. Bond	21	Jun-19	2,100	3,142,782	87,766
U.S. Treasury 2 yr. Note	11	Jun-19	2,200	2,344,031	11,687
Short:
U.S. Treasury 10 yr. Ultra Long Bond	166	Jun-19	(16,600)	(22,041,688)	(381,562)
					$194,318

PORTFOLIO COMPOSITION* as of 03/31/19	Percentage of Total Investments
Agency Fixed Rate Mortgages	36.2%
Mortgages - Other	12.1
Municipal Bonds	11.2
Collateralized Mortgage Obligations - Agency Collateral Series	9.5
Short-Term Investments	8.4
U.S. Agency Securities	8.4
Asset-Backed Securities	5.0
Agency Bonds - Sovereign (U.S. Government Guaranteed)	4.6
Commercial Mortgage-Backed Securities	2.5
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	1.1
Agency Adjustable Rate Mortgages	0.7
Agency Bonds - Finance (U.S. Government Guaranteed)	0.3
100.0%

*  Does not include open long/short futures contracts with a value of $60,698,001 and net unrealized appreciation of $194,318.

Morgan Stanley U.S. Government Securities Trust

Notes to Portfolio of Investments • March 31, 2019 (unaudited)

In August 2018, the Financial Accounting Standards Board (“FASB”) issued Accounting Standards Update (“ASU”) 2018-13, Fair Value Measurement (Topic 820) - Disclosures Framework - Changes to Disclosure Requirements of Fair Value Measurement (“ASU 2018-13”) which introduces new fair value disclosure requirements as well as eliminates and modifies certain existing fair value disclosure requirements. ASU 2018-13 would be effective for fiscal years beginning after December 15, 2019 and for interim periods within those fiscal years; however, management has elected to early adopt ASU 2018-13 as permitted by the standard. The impact of the Fund’s adoption was limited to changes in the Fund’s financial statement disclosures regarding fair value, primarily those disclosures related to transfers between levels of the fair value hierarchy and disclosure of the range and weighted average used to develop significant unobservable inputs for Level 3 fair value measurements, when applicable.

Valuation of Investments - (1) Certain portfolio securities may be valued by an outside pricing service/vendor approved by the Fund’s Board of Trustees (the “Trustees”). The pricing service/vendor may employ a pricing model that takes into account, among other things, bids, yield spreads, and/or other market data and specific security characteristics. Alternatively, if a valuation is not available from an outside pricing service/vendor, and the security trades on an exchange, the security may be valued at its latest reported sale price (or at the exchange official closing price if such exchange reports an official closing price), prior to the time when assets are valued. If there are no sales on a given day and if there is no official exchange closing price for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available in the relevant exchanges; (2) portfolio securities for which over-the-counter (“OTC”) market quotations are readily available are valued at its latest reported sales price (or at the market official closing price if such market reports an official closing price), and if there was no trading in the security on a given day and if there is no official closing price from relevant markets for that day, the security is valued at the mean between the last reported bid and asked prices if such bid and asked prices are available on the relevant markets; (3) when market quotations are not readily available, including circumstances under which Morgan Stanley Investment Management Inc. (the “Adviser”), a wholly-owned subsidiary of Morgan Stanley, determines that the market quotations are not reflective of a security’s market value, portfolio securities are valued at their fair value as determined in good faith under procedures established by and under the general supervision of the Trustees; (4) futures are valued at the settlement price on the exchange on which they trade or, if a settlement price is unavailable, at the last sale price on the exchange; (5) listed swaps are valued at the last reported sales price on the exchange on which they are listed (or at the exchange official closing price if such exchange reports an official closing price). If an official closing price or last reported sale price is unavailable, the listed swaps should be fair valued at the mean between its latest bid and ask prices. Unlisted swaps are valued at the mean between their latest bid and ask prices from a broker/dealer or valued by a pricing service/vendor; and (6) investments in mutual funds, including the Morgan Stanley Institutional Liquidity Funds, are valued at the net asset value as of the close of each business day.

The Trustees have responsibility for determining in good faith the fair value of the investments, and the Trustees may appoint others, such as the Fund’s Adviser or a valuation committee, to assist the Trustees in determining fair value and to make the actual calculations pursuant to the fair valuation methodologies previously approved by the Trustees. Under procedures approved by the Trustees, the Fund’s Adviser has formed a Valuation Committee whose members are approved by the Trustees. The Valuation Committee provides administration and oversight of the Fund’s valuation policies and procedures, which are reviewed at least annually by the Trustees. These procedures allow the Fund to utilize independent pricing services, quotations from securities and financial instrument dealers and other market sources to determine fair value.

Fair Valuation Measurements

FASB Accounting Standards CodificationTM (“ASC”) 820, “Fair Value Measurement” (“ASC 820”), defines fair value as the value that the Fund would receive to sell an investment or pay to transfer a liability in a timely transaction with an independent buyer in the principal market, or in the absence of a principal market, the most advantageous market for the investment or liability. ASC 820 establishes a three-tier hierarchy to distinguish between (1) inputs that reflect the assumptions market participants would use in valuing an asset or liability developed based on market data obtained from sources independent of the reporting entity (observable inputs); and (2) inputs that reflect the reporting entity’s own assumptions about the assumptions market participants would use in valuing an asset or liability developed based on the best information available in the circumstances (unobservable inputs) and to establish classification of fair value measurements for disclosure purposes. Various inputs are used in determining the value of the Fund’s investments. The inputs are summarized in the three broad levels listed below:

• Level 1 — unadjusted quoted prices in active markets for identical investments

• Level 2 — other significant observable inputs (including quoted prices for similar investments, interest rates, prepayment speeds, credit risk, etc.)

• Level 3 — significant unobservable inputs including the Fund’s own assumptions in determining the fair value of investments.  Factors considered in making this determination may include, but are not limited to, information obtained by contacting the issuer, analysts, or the appropriate stock exchange (for exchange-traded securities), analysis of the issuer’s financial statements or other available documents and, if necessary, available information concerning other securities in similar circumstances.

The inputs or methodology used for valuing securities are not necessarily an indication of the risk associated with investing in those securities and the determination of the significance of a particular input to the fair value measurement in its entirety requires judgment and considers factors specific to each security.

The following is a summary of the inputs used to value the Fund’s investments as of March 31, 2019:

Investment Type	Level 1 Unadjusted quoted prices	Level 2 Other significant observable inputs	Level 3 Significant unobservable inputs	Total
Assets:
Fixed Income Securities
Agency Adjustable Rate Mortgages	$—	$3,068,422	$—	$3,068,422
Agency Bonds - Consumer Discretionary (U.S. Government Guaranteed)	—	4,645,615	—	4,645,615
Agency Bond - Finance (U.S. Government Guaranteed)	—	1,440,941	—	1,440,941
Agency Bonds - Sovereign (U.S. Government Guaranteed)	—	19,267,535	—	19,267,535
Agency Fixed Rate Mortgages	—	152,414,866	—	152,414,866
Asset-Backed Securities	—	20,860,692	—	20,860,692
Collateralized Mortgage Obligations - Agency Collateral Series	—	40,036,831	—	40,036,831
Commercial Mortgage-Backed Securities	—	10,681,033	—	10,681,033
Mortgages - Other	—	50,749,793	—	50,749,793
Municipal Bonds	—	47,202,728	—	47,202,728
U.S. Agency Securities	—	35,157,566	—	35,157,566
Total Fixed Income Securities	—	385,526,022	—	385,526,022
Short-Term Investments
U.S. Treasury Securities	—	18,259,708	—	18,259,708
Investment Company	16,994,195	—	—	16,994,195
Total Short-Term Investments	16,994,195	18,259,708	—	35,253,903
Futures Contracts	575,880	—	—	575,880
Total Assets	17,570,075	403,785,730	—	421,355,805
Liabilities:
Futures Contract	(381,562)	—	—	(381,562)
Total	$17,188,513	$403,785,730	$—	$420,974,243

Transfers between investment levels may occur as the markets fluctuate and/or the availability of data used in an investment’s valuation changes.